INTANGIBLE ASSETS - Changes in the net carrying amount of intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,444.0
Balance at the end of the period	1,466.7	$ 1,444.0
Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	731.6
Balance at the end of the period	731.6	731.6
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	533.1
Balance at the end of the period	540.6	533.1
Broadcasting licences, naming rights, projects under development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	179.3
Balance at the end of the period	194.5	179.3
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	2,602.5	2,189.5
Additions	205.9	496.9
Net change in additions financed with non-cash balances	(50.4)	(11.2)
Reclassification		(72.5)
Retirement, disposals and other	(26.6)	(21.4)
Business acquisitions	9.7	21.2
Balance at the end of the period	2,741.1	2,602.5
Cost | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	979.3	723.5
Additions		255.8
Balance at the end of the period	979.3	979.3
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,270.7	1,067.7
Additions	125.6	209.6
Net change in additions financed with non-cash balances	(114.2)	(73.9)
Reclassification	129.0	80.0
Retirement, disposals and other	(21.7)	(13.9)
Business acquisitions	0.1	1.2
Balance at the end of the period	1,389.5	1,270.7
Cost | Broadcasting licences, naming rights, projects under development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	352.5	398.3
Additions	80.3	31.5
Net change in additions financed with non-cash balances	63.8	62.7
Reclassification	(129.0)	(152.5)
Retirement, disposals and other	(4.9)	(7.5)
Business acquisitions	9.6	20.0
Balance at the end of the period	372.3	352.5
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(1,158.5)	(1,054.2)
Amortization	143.4	116.7
Retirement, disposals and other	(27.5)	(12.4)
Balance at the end of the period	(1,274.4)	(1,158.5)
Accumulated amortization and impairment losses | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(737.6)	(639.9)
Amortization	133.0	105.2
Retirement, disposals and other	(21.7)	(7.5)
Balance at the end of the period	(848.9)	(737.6)
Accumulated amortization and impairment losses | Broadcasting licences, naming rights, projects under development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(173.2)	(166.6)
Amortization	10.4	11.5
Retirement, disposals and other	(5.8)	(4.9)
Balance at the end of the period	$ (177.8)	$ (173.2)